Common Stock - Summary of Stock Options Activity (Detail) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Optioned Common Shares, Beginning Balance	1,378,805	1,479,221	1,479,221	1,283,419	1,007,491
Number of Optioned Common Shares, Granted			1,635,250	502,047	382,097
Number of Optioned Common Shares, Expired	(9,446)		(994,059)	(247,766)	(12,169)
Number of Optioned Common Shares, Exercised	0	0	0	(5,359)	(10,000)
Number of Optioned Common Shares, Forfeited	(30,173)		(741,607)	(53,120)	(84,000)
Number of Optioned Common Shares, Ending Balance	1,339,186		1,378,805	1,479,221	1,283,419
Weighted Average Exercise Price, Beginning Balance	$ 8.62	$ 8.78	$ 8.78	$ 10.55	$ 11.39
Weighted Average Exercise Price, Granted			0.86	1.91	8.97
Weighted Average Exercise Price, Expired	21.05		1.00	2.96	18.93
Weighted Average Exercise Price, Exercised				2.69	3.00
Weighted Average Exercise Price, Forfeited	5.75		1.96	14.37	12.14
Weighted Average Exercise Price, Ending Balance	$ 8.59		$ 8.62	$ 8.78	$ 10.55